Debt (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 14, 2018	Mar. 29, 2019	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020	Dec. 31, 2022	Oct. 15, 2021	Mar. 24, 2021	Feb. 27, 2020
Rubicon [Member]
Line of Credit Facility [Line Items]
Interest expense			$ 11,455		$ 8,217
Rubicon Technologies L L C [Member] | Revolving Credit Facility [Member] | Rubicon [Member]
Line of Credit Facility [Line Items]
Debt amount	$ 60,000
Interest rate	4.50%		0.70%		6.00%	6.00%
Maturity date	Dec. 31, 2022
Line of credit			$ 29,900		$ 29,400
Remainning credit value			23,000		21,300
Deferred debt charges			1,900
Amortization of deferred debt			500		600
Interest expense			11,500		8,200
Rubicon Technologies L L C [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Deferred Revenue		$ 1,200						$ 800	$ 600
Long-term Construction Loan			1,000		700		$ 50,000
Repayments of Subordinated Short-term Debt				$ 20,000
Subordinated Borrowing, Interest Rate				15.00%
Amortization of Deferred Charges				$ 1,500	0
Rubicon Technologies L L C [Member] | Term Loan Facility [Member] | Rubicon [Member]
Line of Credit Facility [Line Items]
Debt amount		$ 20,000						60,000	$ 40,000
Interest rate		9.00%							9.50%
Maturity date		Mar. 29, 2024
Line of credit								$ 20,000
Interest expense			11,500		$ 8,200
Rubicon Technologies L L C [Member] | Paycheck Protection Program Loan [Member] | Rubicon [Member]
Line of Credit Facility [Line Items]
Debt amount			10,800
Interest rate					1.00%
Maturity term					2 years
Repayment of debt			2,300
Debt forgiveness			10,900
Long-term debt			0		$ 8,500
Loans in excess			2,000
Interest expense			$ 11,500		$ 8,200